8 Taxation (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation Abstract
Loss before tax	£ (23,470)	£ (11,870)	£ (17,062)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 19% (2019: 19%, 2018: 19%)	(4,459)	(2,255)	(3,241)
Expenses not deductible for tax purposes	596	1,087	2,492
Income not taxable	(75)
Unrelieved tax losses and other deductions		(114)
Adjustment in respect of prior period	(158)	(3)	(129)
Surrender of tax losses for R&D tax refund	(491)	(1,810)	(1,955)
Unrelieved tax losses and other deductions arising in the period			(220)
Foreign exchange differences		1	(26)
Deferred tax not recognised	3,306	1,309	1,047
Total tax credited to the income statement	£ (1,281)	£ (1,785)	£ (2,032)